Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

June 2, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Copper and Metals Mining ETF, each dated May 30, 2023, do not differ from those contained in Post-Effective Amendment No. 2,645 to the Trust’s Registration Statement on Form N-1A, filed electronically on May 30, 2023.

Yours truly,

/s/ Allison Pristash
Allison L. Pristash
Assistant Secretary